TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of the components of income (loss) before income taxes

	For the Year Ended December 31,
	2018	2019	2020
PRC, excluding Hong Kong SAR	194,154	291,928	335,102
Hong Kong SAR	1,314	(427)	(515)
Cayman Islands	—	(1,354)	(543,135)
BVI	—	41	(640)
USA	—	—	286
Total income (loss) before income taxes	195,468	290,188	(208,902)

Schedule of income tax expenses

	For the Year Ended December 31,
	2018	2019	2020

Current income tax expense - PRC, excluding Hong Kong SAR	29,719	44,737	48,938
Current income tax expense - Hong Kong SAR	329	—	—
Deferred income tax expense - PRC, excluding Hong Kong SAR	—	—	60,516
Total income tax expense	30,048	44,737	109,454

Schedule of reconciliation between the PRC statutory income tax rate and the actual income tax rate

	For the Year Ended
	December 31,
	2018	2019	2020
PRC statutory income tax rate	25.0%	25.0%	(25.0)%
Increase (decrease) in effective income tax rate resulting from:
Research and development bonus deduction	(1.7)%	(3.3)%	(5.9)%
Non-deductible selling, general and administrative expenses	1.6%	1.4%	1.6%
Effect of tax rate differential for non-PRC entities	—	0.1%	65.1%
Effect of preferential tax rates	(9.5)%	(9.2)%	(14.7)%
Effect of withholding tax for undistributed earnings from PRC subsidiaries	—	—	29.7%
Change in valuation allowance	—	0.1%	0.3%
Interest and penalties on unrecognized tax benefits	—	1.3%	1.3%
Actual income tax rate	15.4%	15.4%	52.4%

Schedule of the principal components of deferred income tax assets

	As of December 31,
	2019	2020
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	273	729
Allowance for doubtful account	—	1,530
Long-term lease liabilities	5,652	4,114
Total deferred income tax assets, gross	5,925	6,373
Less: Valuation allowance	(273)	(729)
Total deferred income tax assets, net	5,652	5,644

Deferred income tax liabilities
Short-term investments	—	46
Right of use assets	5,652	4,114
Withholding income tax on distributable profits of the PRC subsidiaries	—	62,000
Total deferred income tax liabilities, gross	5,652	66,160

Net deferred income tax assets (included in other noncurrent assets)	—	1,528
Net deferred income tax liabilities (included in other noncurrent liabilities)	—	62,044

Summary of movements of the valuation allowance

	For the Year Ended December 31,
	2018	2019	2020
Balance as of the beginning of the year	(24)	(78)	(273)
Additions of valuation allowance	(54)	(195)	(456)
Balance as of the end of the year	(78)	(273)	(729)

Schedule of reconciliation between the beginning and ending amount of total unrecognized tax benefits

	For the Year Ended
	December 31,
	2018	2019	2020
Balance as of the beginning of the year	—	15,496	34,710
Increase relating to prior year tax positions	—	6,051	—
Increase related to current year tax positions	15,484	14,392	21,966
Settlement	—	(1,235)	(7,100)
Foreign currency translation adjustment	12	6	(23)
Balance as of the end of the year	15,496	34,710	49,553